VIA EDGAR

May 3, 2012

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 002-96223 and 811-03240

(Impact/UIT-981 Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2012 for The Variable Annuity Life Insurance Company Separate Account A Impact/UIT-981 Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 47 and Amendment No. 14 as filed electronically with the Securities and Exchange Commission, on April 30, 2012.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES

Mark Matthes

Vice President and Associate General Counsel